Provisions - Schedule of Provisions (Details) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 33,328		$ 22,116
Recognized in period	0		57
Acquisition of PSN (Note 5)	1,690
Change in assumptions	491		3,397
Settlement of provisions	(1,345)		(780)
Accretion expense (Note 19)	2,171		2,347
Exchange difference	(4,534)		6,191
Ending balance	31,801		33,328
Less: current portion	(2,979)		(2,950)	$ (1,153)
Non-current portion	28,822		30,378	$ 20,963
Reclamation and rehabilitation
Disclosure of other provisions [line items]
Beginning balance	15,984		9,540
Recognized in period	0		0
Acquisition of PSN (Note 5)	1,690
Change in assumptions	226		3,182
Settlement of provisions	(599)		(83)
Accretion expense (Note 19)	957		715
Exchange difference	(2,106)		2,630
Ending balance	16,152		15,984
Less: current portion	(2,325)		(2,194)
Non-current portion	13,827		13,790
Environmental fees
Disclosure of other provisions [line items]
Beginning balance	5,480		4,299
Recognized in period	0		57
Acquisition of PSN (Note 5)	0
Change in assumptions	61		0
Settlement of provisions	(44)		(79)
Accretion expense (Note 19)	43		86
Exchange difference	(744)		1,117
Ending balance	4,796		5,480
Less: current portion	(28)		(65)
Non-current portion	4,768		5,415
Health plan obligations
Disclosure of other provisions [line items]
Beginning balance	11,864		8,277
Recognized in period	0		0
Acquisition of PSN (Note 5)	0
Change in assumptions	204		215
Settlement of provisions	(702)		(618)
Accretion expense (Note 19)	1,171		1,546
Exchange difference	(1,684)		2,444
Ending balance	10,853	$ 47.9	11,864
Less: current portion	(626)		(691)
Non-current portion	$ 10,227		$ 11,173